Equity - Summary of Shareholding Percentages (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity
Share capital	₺ 2,200,000	₺ 2,200,000
Inflation adjustment to share capital	44,484,221	44,484,221
Inflation adjusted capital	₺ 46,684,221	₺ 46,684,221
Public Share [Member]
Equity
Shareholding percentage	53.95%	53.95%
Share capital	₺ 1,187,004	₺ 1,187,004
TVF BTIH [Member]
Equity
Shareholding percentage	26.20%	26.20%
Share capital	₺ 576,400	₺ 576,400
IMTIS Holdings S.a r l.
Equity
Shareholding percentage	19.80%	19.80%
Share capital	₺ 435,600	₺ 435,600
Other [Member]
Equity
Shareholding percentage	0.05%	0.05%
Share capital	₺ 996	₺ 996